Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Purchase Commitment—As of June 30, 2019, we had approximately $20.8 million of remaining purchase commitments related to our Ashford Trust ERFP Agreement and $48.6 million of remaining purchase commitments related to our Braemar ERFP Agreement. See “ERFP Commitments” within note 15.
Contingent Consideration—We had total acquisition-related contingent consideration liabilities outstanding of approximately $3.0 million and $0 primarily related to achievement of certain performance targets and stock consideration collars, as of June 30, 2019 and December 31, 2018, respectively. See note 4.
Litigation—The Company is engaged in various legal proceedings which have arisen but have not been fully adjudicated. The likelihood of loss for these legal proceedings, based on definitions within contingency accounting literature, ranges from remote to reasonably possible and to probable. Based on estimates of the range of potential losses associated with these matters, management does not believe the ultimate resolution of these proceedings, either individually or in the aggregate, will have a material adverse effect upon the financial position or results of operations of the Company. However, the adjudication of legal proceedings is difficult to predict, and if the Company failed to prevail in one or more of these legal matters, and the associated realized losses were to exceed the Company’s current estimates of the range of potential losses, the Company’s financial position or results of operations could be materially adversely affected in future periods.

Commitments and Contingencies
Purchase Commitment—As of December 31, 2018, we had approximately $33.9 million of purchase commitments related to the Ashford Trust ERFP agreement which are contingent upon Ashford Trust acquiring additional hotels. See note 17.
Litigation—The Company is engaged in various legal proceedings which have arisen but have not been fully adjudicated. The likelihood of loss for these legal proceedings, based on definitions within contingency accounting literature, ranges from remote to reasonably possible and to probable. Based on estimates of the range of potential losses associated with these matters, management does not believe the ultimate resolution of these proceedings, either individually or in the aggregate, will have a material adverse effect upon the financial position or results of operations of the Company. However, the adjudication of legal proceedings is difficult to predict, and if the Company failed to prevail in one or more of these legal matters, and the associated realized losses were to exceed the Company’s current estimates of the range of potential losses, the Company’s financial position or results of operations could be materially adversely affected in future periods.